Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI	$ 69,071	$ 61,331
Securities measured at amortized cost	68,166	67,294
Securities mandatorily measured and designated at FVTPL	91,000	82,723
Total financial securities	$ 228,237	$ 211,348	[1]

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.